Instruments eligible as capital (Tables)	12 Months Ended
Dec. 31, 2021
Instruments Eligible As Capital
Schedule of financial liability at fair value
	2021	2020
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	12,056	15,492
Total	12,056	15,492

Schedule of fair value changes and interest

	2021	2020	2019
Balance at beginning of the year	15,492	22,084	-
New issuances	-	-	18,824
Interest accrued	2,137	1,689	1,306
Fair value changes	(5,717)	(3,673)	2,185
Own credit transferred to OCI	1,051	219	249
Effect of changes in exchange rates (OCI)	(907)	(4,827)	(480)
Balance at end of the year	12,056	15,492	22,084